UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :		Brightfield Capital
Address :	780 3rd Avenue
		45th Floor
		New York, NY
13F File Number : 28-10020

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name  : Kenneth Epstein
Title : General Partner
Phone :




-------------------------   --------------------   --------------------
   [Signature]                [City, State]               [Date]

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.



List of other Managers Reporting for this Manager :

Form 13F File Number		Name

					FORM 13F SUMMARY PAGE

Report Summary :

Number of Other Included Managers      : 0
Form 13F Information Table Entry Total : 43
Form 13F Information Table Value Total : 93,329
					(thousands)
List of other Included Managers : NONE

                                        FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- ------- --------- --------- ---------
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT OTHER         VOTING   AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION MANAGER   SOLE     SHARED     NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- ------- --------- --------- ---------
ANADIGICS INC                COM              032515108     1097    550000 SH       SOLE                  550000         0         0
APPLE INC                    COM              037833100     2213      5000 SH       SOLE                    5000         0         0
AVIAT NETWORKS INC           COM              05366Y102     4246   1260000 SH       SOLE                 1260000         0         0
BROADCOM CORP                CL A             111320107     2254     65000 SH       SOLE                   65000         0         0
CALIX INC                    COM              13100M509     2403    294900 SH       SOLE                  294900         0         0
CIENA CORP                   COM NEW          171779309     1041     65000 SH       SOLE                   65000         0         0
COHU INC                     COM              192576106      606     64760 SH       SOLE                   64760         0         0
E M C CORP MASS              COM              268648102     1433     60000 SH       SOLE                   60000         0         0
EMCORE CORP                  COM NEW          290846203     3201    550000 SH       SOLE                  550000         0         0
EMULEX CORP                  COM NEW          292475209     2093    320481 SH       SOLE                  320481         0         0
FABRINET                     SHS              G3323L100     2408    164800 SH       SOLE                  164800         0         0
FACEBOOK INC                 CL A             30303M102     1023     40000 SH       SOLE                   40000         0         0
FALCONSTOR SOFTWARE INC      COM              306137100     1322    493306 SH       SOLE                  493306         0         0
FORMFACTOR INC               COM              346375108     3374    717854 SH       SOLE                  717854         0         0
FUSION-IO INC                COM              36112J107     1719    105000 SH       SOLE                  105000         0         0
HARMONIC INC                 COM              413160102     3648    630000 SH       SOLE                  630000         0         0
INTEGRATED SILICON SOLUTION  COM              45812P107     1329    144900 SH       SOLE                  144900         0         0
INTEL CORP                   COM              458140100     1092     50000 SH       SOLE                   50000         0         0
INTERNAP NETWORK SVCS CORP   COM PAR $.001    45885A300     2338    250000 SH       SOLE                  250000         0         0
LSI CORPORATION              COM              502161102     3390    500000 SH       SOLE                  500000         0         0
MATTERSIGHT CORP             COM              577097108     1716    400000 SH       SOLE                  400000         0         0
MAXLINEAR INC                CL A             57776J100     3100    500000 SH       SOLE                  500000         0         0
MERU NETWORKS INC            COM              59047Q103     3780    560000 SH       SOLE                  560000         0         0
NOVATEL WIRELESS INC         COM NEW          66987M604     1552    780000 SH       SOLE                  780000         0         0
O2MICRO INTERNATIONAL LTD    SPONS ADR        67107W100     2050    661223 SH       SOLE                  661223         0         0
OCLARO INC                   COM NEW          67555N206     1890   1500000 SH       SOLE                 1500000         0         0
PHOTRONICS INC               COM              719405102     1169    175000 SH       SOLE                  175000         0         0
PIXELWORKS INC               COM NEW          72581M305     1165    524563 SH       SOLE                  524563         0         0
PLANAR SYS INC               COM              726900103     1767    940000 SH       SOLE                  940000         0         0
PREMIERE GLOBAL SVCS INC     COM              740585104      550     50000 SH       SOLE                   50000         0         0
PROSHARES TR                 PSHS ULSHRUS2000 74348A202     5922    300000 SH       SOLE                  300000         0         0
PROSHARES TR                 PSHS ULSHT SP500 74347B300     9008    205000 SH       SOLE                  205000         0         0
QLOGIC CORP                  COM              747277101     1333    114898 SH       SOLE                  114898         0         0
RF MICRODEVICES INC          COM              749941100     2660    500000 SH       SOLE                  500000         0         0
SHORETEL INC                 COM              825211105     1815    500000 SH       SOLE                  500000         0         0
SIGMA DESIGNS INC            COM              826565103     1410    289500 SH       SOLE                  289500         0         0
SKYWORKS SOLUTIONS INC       COM              83088M102     1542     70000 SH       SOLE                   70000         0         0
SOUNDBITE COMMUNICATIONS INC COM              836091108     1515    500000 SH       SOLE                  500000         0         0
SPANSION INC                 COM CL A NEW     84649R200     2124    165000 SH       SOLE                  165000         0         0
TELLABS INC                  COM              879664100      836    400000 SH       SOLE                  400000         0         0
TRINA SOLAR LIMITED          SPON ADR         89628E104     1815    500000 SH       SOLE                  500000         0         0
TTM TECHNOLOGIES  INC        COM              87305R109     1039    136681 SH       SOLE                  136681         0         0
ZYNGA INC                    CL A             98986T108     1344    400000 SH       SOLE                  400000         0         0